Document and Entity Information	12 Months Ended
Apr. 14, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Apr. 13, 2012
Registrant Name	iSHARES INC
Central Index Key	0000930667
Amendment Flag	false
Document Creation Date	Apr. 13, 2012
Document Effective Date	Apr. 14, 2012
Prospectus Date	Apr. 14, 2012